SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations and Credit Risk (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) item customer	Sep. 30, 2021 USD ($) customer item	Sep. 30, 2020 customer item	Sep. 30, 2022 HKD ($) customer item
Concentration Risk [Line Items]
Transfer between level 1and level 2	$ 0
Asset, transfer into (out of) of level 3	0
Cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions not subject to insured	10,277,243	$ 7,305,799
Cash and cash equivalents deposited in financial institutions	1,001,568	1,073,196
Cash and cash equivalents deposited in financial institutions annual limit	65,000			$ 500,000
Cash deposited in FI insured by FDIC	$ 3,700,202	$ 4,228,173
Customer | Revenue
Concentration Risk [Line Items]
Number of customers | customer	2	3	3	2
Customer | Accounts Receivable
Concentration Risk [Line Items]
Number of customers | customer	3	1	3	3
Customer | Customer One | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)	11.00%	11.00%	18.00%
Customer | Customer One | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)	61.00%	77.00%	35.00%
Customer | Customer Two | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)	11.00%	11.00%	11.00%
Customer | Customer Two | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)	13.00%		16.00%
Customer | Customer Three | Revenue
Concentration Risk [Line Items]
Concentration risk (in percent)		10.00%	10.00%
Customer | Customer Three | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk (in percent)	11.00%		14.00%
Supplier | Purchases
Concentration Risk [Line Items]
Number of vendors | item	1	1	2	1
Supplier | Supplier One | Purchases
Concentration Risk [Line Items]
Concentration risk (in percent)	14.00%	13.00%	11.00%
Supplier | Supplier One | Accounts Receivable
Concentration Risk [Line Items]
Percentage of accounts payable outstanding from transaction with supplier	18.00%
Supplier | Supplier Two | Purchases
Concentration Risk [Line Items]
Concentration risk (in percent)			10.00%